Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Discontinued Operations [Line Items]
Loss from operations	$ (402)		$ (561)		$ (3,594)		$ (1,366)
Loss on disposal	0		(2,442)		(2,442)		0
Other income	7	[1]	129	[1]	146	[2]	288	[2]
Other expense					(92)	[3]	16	[3]
Income tax benefit	0	[4]	28	[4]	28	[5]	0	[5]
Loss from discontinued operations, net of tax	$ (395)		$ (2,846)		$ (5,954)		$ (1,062)

[1]	Other represented foreign currency exchange differentials from Dreamworld Casino (Pailin) discontinued operations and recognized government grant income from Dolphin Australia discontinued operations.
[2]	Other income represented recognized government grant income from discontinued operations.
[3]	Other expense represented a currency exchange loss from discontinued operations.
[4]	Income tax benefit represented a reversal of previously recognized uncertain tax benefits from Dolphin Australia discontinued operations.
[5]	Income tax benefit represented a reversal of previously recognized uncertain tax benefits.